Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue
Commercialization revenue		$ 7,501	$ 9,039	$ 7,434
Milestone revenue	$ 2,500	0	1,172	0
Total Revenue		7,501	10,211	7,434
Clinical trial and research & development		(8,771)	(10,483)	(18,569)
Manufacturing production & development		(25,468)	(28,884)	(31,590)
Employee benefits
Salaries and employee benefits		(17,197)	(18,997)	(26,804)
Defined contribution superannuation expenses		(384)	(402)	(379)
Equity settled share-based payment transactions		(3,655)	(5,536)	(12,510)
Total Employee benefits		(21,236)	(24,935)	(39,693)
Depreciation and amortization of non-current assets
Plant and equipment depreciation		(953)	(1,144)	(1,016)
Right of use asset depreciation		(1,661)	(1,717)	(1,691)
Intellectual property amortization		(1,493)	(1,519)	(1,557)
Total Depreciation and amortization of non-current assets		(4,107)	(4,380)	(4,264)
Other Management & administration expenses
Overheads & administration		(10,104)	(10,157)	(7,757)
Consultancy		(3,922)	(3,751)	(5,386)
Legal, patent and other professional fees		(3,695)	(5,571)	(6,950)
Intellectual property expenses (excluding the amount amortized above)		(2,993)	(2,621)	(2,389)
Total Other Management & administration expenses		(20,714)	(22,100)	(22,482)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration		(8,771)	(913)	(18,687)
Total Fair value remeasurement of contingent consideration		8,771	913	18,687
Fair value remeasurement of warrant liability
Remeasurement of warrant liability		2,205	(5,896)	0
Total Fair value remeasurement of warrant liability		(2,205)	5,896	0
Other operating income and expenses
Research and development tax incentive income		3,506	0	0
Interest income		831	3	22
Foreign exchange (losses)/gains		(163)	(536)	1,471
Derecognition of right-of-use asset		76	0	0
Foreign withholding tax paid		0	(3)	0
Government grant revenue		0	0	68
Total Other operating income and expenses		4,250	(536)	1,561
Finance (costs)/gains
Remeasurement of borrowing arrangements		(678)	(382)	5,225
Interest expense		(19,444)	(16,906)	(15,939)
Total Finance costs		(20,122)	(17,288)	(10,714)
Total loss before income tax		$ 82,101	$ 91,586	$ 99,630